Equity-Based Compensation - 2021 Plan (Details) - 2021 Plan shares in Millions	12 Months Ended
Dec. 31, 2021 shares
Equity-Based Compensation
Aggregate number of shares reserved and available for issuance	14.6
Annual increase, as percent of outstanding shares	1.00%
Ratio of common units owned to Class A common stock to be maintained by P3 LLC	1
Stock options
Equity-Based Compensation
Option term	10 years